SHAREHOLDERS' EQUITY - Normal Course Issuer Bid (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of classes of share capital [line items]
Shares repurchased	$ 655,000,000
Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares)	9,900,000
Shares repurchased	$ 655,000,000
2020 NCIB | Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Authorized amount (in shares)		34,900,000
Authorized amount		$ 500,000,000
2019 NCIB | Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Authorized amount (in shares)			35,700,000
Authorized amount			$ 500,000,000
Number of shares purchased (in shares)	7,700,000
Shares repurchased	$ 500,000,000
2018 NCIB | Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares)	2,200,000
Shares repurchased	$ 155,000,000